Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	[1]	£ 10,112.1	£ 10,524.3
Deferred income	[1]	1,024.6	1,253.6
Payments due to vendors (earnout agreements)	[1]	143.4	149.1
Liabilities in respect of put option agreements with vendors	[1]	75.7	19.4
Fair value of derivatives	[1]	1.5	2.6
Share repurchases - close period commitments	[1],[2]	252.3
Other creditors and accruals	[1]	2,578.5	3,072.9
Total	[3]	£ 14,188.1	£ 15,021.9	£ 14,239.5

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies of the consolidated financial statements.
[2]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.
[3]	Figures have been restated, as described in the accounting policies.